Schedule of Senior Convertible Debentures (Details) - Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2023	May 03, 2023
Measurement Input, Price Volatility [Member]
Platform Operator, Crypto-Asset [Line Items]
Yield	75	75
Measurement Input, Expected Dividend Rate [Member]
Platform Operator, Crypto-Asset [Line Items]
Yield	19.35	20.00